Structured Entities (Tables)	12 Months Ended
Oct. 31, 2024
Statement [Line Items]
Summary of Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)	2024			2023
	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles
Interests recorded in our Consolidated Balance Sheet
Financial Assets
Cash and cash equivalents	$107	$5,536	$–	$184	$5,182	$–
Trading securities	170	–	21,485	518	–	3,346
FVTPL securities	40	–	–	23	–	–
FVOCI securities	1,484	–	–	1,393	–	–
Derivatives	1	–	–	23	–	–
Other	8	–	169	9	–	100
Total	$1,810	$5,536	$21,654	$2,150	$5,182	$3,446
Financial Liabilities
Deposits	$107	$5,536	$–	$184	$5,182	$–
Derivatives	3	–	–	–	–	–
Other	–	87	–	–	79	–
Total	$110	$5,623	$–	$184	$5,261	$–
Maximum exposure to loss (2)	$20,998	$1	$21,654	$21,740	$1	$3,446
Total assets of the entities	$12,956	$5,624	$87,611	$13,936	$5,260	$30,877

(1)
Securities held that are issued by our Canadian and U.S. customer securitization vehicles comprise
asset-backed commercial paper (ABCP) and are classified as either trading securities, FVTPL securities or FVOCI securities.

(2)	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.

Consolidated structured entities [member]
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying values and fair values of assets and liabilities related to these consolidated securitization vehicles:

(Canadian $ in millions)	2024		2023
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Credit cards	$10,964	$10,964	$9,506	$9,506
Consumer instalment and other personal (2)	3,732	3,728	4,695	4,670
Total	$14,696	$14,692	$14,201	$14,176
Associated liabilities (3)	$9,151	$9,146	$10,376	$10,177

(1)	Carrying value of loans is net of ACL.
(2)	Includes real estate lines of credit and auto loans.
(3)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.